Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents

	As of	As of
	June 30,	December 31,
	2022	2021
Cash and banks	$92,824,351	$14,131,396

	92,824,351	14,131,396

Cash equivalents
Private securities (i)	2,363,683	245,127
Fixed term deposits (ii)	81,128,520	—

	83,492,203	245,127

	$176,316,554	$14,376,523

(i)	Applications in Bank Deposit Certificates (CDB’s”), issued by financial institutions in Brazil, available for redemption in up to 90 days.
(ii)	Fixed term deposits in US Dollars with original maturities of 90 days or less.